OPPENHEIMER VARIABLE ACCOUNT FUNDS
                    Supplement dated August 10, 1998 to the
                          Prospectus dated May 1, 1998

The Prospectus is changed as follows:

1. This Supplement replaces all previous supplements to the May 1, 1998 Prospectus of
Oppenheimer Variable Account Funds.

2. The third sentence under the caption "Overview of the Funds - Who Manages the Funds?" is revised:

            The portfolio managers are as follows:
            Money Fund, Arthur J. Zimmer and Carol E. Wolf; High Income Fund, Thomas
            P. Reedy; Bond Fund, Multiple Strategies Fund and Strategic Bond Fund, David
            Negri (joined by George Evans, Michael S. Levine and Richard Rubinstein for
            Multiple Strategies Fund, by John Kowalik for Bond Fund and by Arthur P.
            Steinmetz for Strategic Bond Fund); Growth Fund, Jane Putnam; Aggressive
            Growth Fund, Bruce L. Bartlett; Small Cap Growth Fund, Jay W. Tracey, III and
            Alan Gilston; Global Securities Fund, William L. Wilby; Growth & Income
            Fund, Michael S. Levine.

3. The first sentence under the caption " When-Issued or Delayed Delivery Transactions" is replaced with the following:

      Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis.

4. The first paragraph in the section captioned "How the Funds are Managed - Portfolio
Managers" is replaced by the following:

      The portfolio managers of Money Fund are Arthur J. Zimmer and Carol E. Wolf. In June and July, 1998, respectively, they became the persons principally responsible for the day-to-day management of that Fund's portfolio. During the past five years, each has also served as an officer of other Oppenheimer funds, and Mr. Zimmer was Money Fund's portfolio manager from October, 1990 to April, 1996.

5. The third paragraph in the section captioned "How the Funds Are Managed -- Portfolio
Managers" is replaced by the following:


                                                                     (continued)

            The portfolio manager of Bond Fund, Multiple Strategies Fund and Strategic Bond Fund is David P. Negri, joined by John Kowalik for Bond Fund, by George Evans, Michael S. Levine and Richard Rubinstein for Multiple Strategies Fund and by Arthur P. Steinmetz for Strategic Bond Fund. They are the persons responsible for the day-to-day management of those funds since January 1990 (July 1998 for Mr. Kowalik), July 1989 (August 1998 for Messrs. Evans and Levine, and April 1991 for Mr. Rubinstein) and May 1993, respectively. During the past five years, Messrs. Evans, Steinmetz and Negri have also served as officers of other Oppenheimer funds. Prior to July, 1998, Mr. Kowalik served as Managing Director and Senior Portfolio Manager at Prudential Investments Fixed Income
            Group. Since July 1995, Mr. Levine served as an officer of other Oppenheimer funds, prior to which he was a portfolio manager and research assistant for Amas Securities, Inc., before which he was an analyst for Shearson Lehman Hutton, Inc.

      6. The first sentence of the last paragraph in the section captioned "How the Funds are Managed - Portfolio Managers" is replaced with the following:

            Messrs. Bartlett, Evans, Levine, Reedy, Tracey, Gilston and Mses. Putnam and Wolf are Vice Presidents of the Manager, and Messrs. Kowalik, Negri, Rubinstein,
            Steinmetz,  Wilby and  Zimmer are Senior  Vice  Presidents  of the
            Manager.




August 10, 1998                                                PSO600.013.0598

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
                    Supplement  dated  August  10,  1998  to  the  Statement  of
             Additional Information dated May 1, 1998

The Statement of Additional Information is changed as follows:

1. The biographical information under the caption "How the Funds are Managed - Trustees and Officers of the Trust" on page 26 is revised to disclose that Michael S. Levine is Vice President of the Manager (since June, 1998) and David
P. Negri is Senior Vice President of the Manager (since May, 1998).

2. The following biographical information is added to the section captioned "How the Fund is Managed - Trustees and Officers of the Trust" on page 27 immediately following the information on William L. Wilby:

George Evans, Vice President;  Multiple Strategies Fund Portfolio Manager; Age
38
Two World Trade Center, New York, NY 10048-0203
Vice President of the Manager (since September 1990) and HarbourView (since July
1994); an officer of other Oppenheimer funds.

John S. Kowalik, Vice President; Bond Fund Portfolio Manager; Age: 41 Two World Trade Center, New York, NY 10048-0203 Senior Vice President of the Manager (since July 1998); an officer of other Oppenheimer funds; formerly Managing Director and Senior Portfolio Manager at Prudential Global Advisors (1989-
1998).

Carol E. Wolf, Vice President; Money Fund Portfolio Manager; Age 46 6803 South Tucson Way, Englewood, Colorado 80112 Vice President of the Manager and Centennial; an officer of other Oppenheimer funds.

Arthur J. Zimmer, Vice President; Money Fund Portfolio Manager; Age: 52 6803 South Tucson Way, Englewood, Colorado 80112 Senior Vice President of the Manager (since June 1997); Vice President of Centennial (since June 1997); an officer of other Oppenheimer funds; formerly Vice President of the Manager (October 1990-June 1997).

3. The references to five of the Funds and their respective Portfolio Managers at the beginning of the first sentence in the paragraph captioned "The Manager and Its Affiliates - Portfolio Management" on page 30 is revised as follows: The Portfolio Managers of the
Funds are as follows:
Money Fund, Arthur J. Zimmer and Carol E. Wolf; High Income Fund, Thomas P. Reedy; Bond
Fund, Multiple Strategies Fund and Strategic Bond Fund, David Negri (joined by John S.
Kowalik for Bond Fund, by George Evans, Michael S. Levine and Richard Rubinstein for Multiple
Strategies Fund, and by Arthur P. Steinmetz for Strategic Bond Fund )...

4. All references in the Statement of Additional Information to Dorothy Warmack are deleted as of June 15, 1998.

5. The list of Corporate Industry Classifications (Appendix A) on page A-1 is modified by including the following new classifications: Asset Backed.

August 10, 1998                                                     PXO600.009